INCOME TAXES (Details) - USD ($)	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 22, 2017	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
INCOME TAXES (Details)
Federal tax rate	21.00%					21.00%	21.00%
Net operating losses carry forward						$ (30,105,943)	$ (29,465,116)
Net loss attributable to Hero Technologies Inc.		$ (158,004)	$ (182,185)	$ (435,501)	$ (3,114,085)	(3,419,621)	(5,957,927)
Loss on Conversion						2,218,382	0
Stock-based compensation						373,145	5,317,100
Net operating losses current						$ (30,934,037)	$ (30,105,943)